Fees Summary	Oct. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,523,000
Previously Paid Amount	0.00
Total Fee Amount	233.17
Total Offset Amount	0.00
Net Fee	233.17
Narrative - Max Aggregate Offering Price	$ 1,523,000
Final Prospectus	true